VESSELS AND EQUIPMENT, NET (Narrative) (Details) shares in Millions, kr in Millions		1 Months Ended		3 Months Ended	12 Months Ended
	Oct. 20, 2020 USD ($) shares	Sep. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel	Dec. 31, 2021 USD ($) vessel numberOfDrillingUnits	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2020 NOK (kr) vessel	Oct. 20, 2020 NOK (kr)	Apr. 30, 2019 Rate	Dec. 31, 2018 vessel
Property Subject to or Available for Operating Lease [Line Items]
Number of container vessels reclassified as sales-type leases | vessel						7
Transfer from associated companies						$ 67,200,000
Depreciation					$ 138,330,000	111,279,000	$ 116,381,000
Gain on sale of vessels					$ 39,405,000	$ 2,250,000	$ 0
Number of vessels for which impairment has been recognized | vessel						7
Number of offshore support vessels which were impaired | vessel							4
Number of feeder container vessels which were impaired | vessel							2
Lessor, operating lease, number of lease assets sold | vessel				7	7	4		4
Number of offshore support vessels sold | vessel						5		5
Gain (loss) on disposition of assets and termination of charters, net					$ 39,405,000	$ 2,250,000	$ 0
Number of offshore supply vessels under operating leases | vessel											2
Charter hire, percentage rate										100.00%	50.00%
Shares received under debt restructuring agreement | shares	4.4
Cash compensation received under debt restructuring agreement	$ 1,100,000					1,100,000		kr 10	kr 10
Solstad Offshore ASA
Property Subject to or Available for Operating Lease [Line Items]
Gain on the sale of shares						$ 2,600,000
Deep Sea Supply BTG
Property Subject to or Available for Operating Lease [Line Items]
Number of offshore supply vessels under finance lease | vessel						1		1
West Taurus
Property Subject to or Available for Operating Lease [Line Items]
Gain on sale of vessels		$ (600,000)			(600,000)
Handysize vessels
Property Subject to or Available for Operating Lease [Line Items]
Gain on sale of vessels				$ 39,300,000
West Taurus
Property Subject to or Available for Operating Lease [Line Items]
Tangible Asset Impairment Charges					(1,900,000)	$ (252,600,000)
Sea Cheetah, Sea Jaguar, Sea Halibut and Sea Pike | Deep Sea Supply BTG
Property Subject to or Available for Operating Lease [Line Items]
Number of offshore supply vessels under operating leases | vessel						4		4
Offshore Support Vessels Accounted For As Vessels And Equipment
Property Subject to or Available for Operating Lease [Line Items]
Gain (loss) on disposition of assets and termination of charters, net							0
West Linus
Property Subject to or Available for Operating Lease [Line Items]
Reclassification from/(to) investments in sales-type/direct financing leases and leaseback assets					355,600,000
Cost
Property Subject to or Available for Operating Lease [Line Items]
Capital improvements					$ 14,400,000	$ 52,700,000
Cost | West Hercules
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions			$ 261,600,000
Cost | West Taurus
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions						258,100,000
West Linus
Property Subject to or Available for Operating Lease [Line Items]
Number of drilling units reclassified from finance lease to operating lease | numberOfDrillingUnits					1
Vessels and equipment, net
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions					$ 519,200,000
Transfer from associated companies						20,400,000
Depreciation					97,000,000	71,300,000	80,300,000
Tangible Asset Impairment Charges					0	(80,300,000)	$ (55,500,000)
Vessels and equipment, net | Cost
Property Subject to or Available for Operating Lease [Line Items]
Vessel additions					519,181,000
Transfer from associated companies					268,630,000	$ 87,600,000
Capital improvements					$ 14,400,000
Construction in progress
Property Subject to or Available for Operating Lease [Line Items]
Number of container vessels transferred | vessel				10	10	16		16
5,300 TEU Containership
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel					1
6,800 TEU Containership
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel					2
14,000 TEU Containership
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel					2
Suezmax vessel
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel					1
LR2 product tankers
Property Subject to or Available for Operating Lease [Line Items]
Number of vessels delivered | vessel					2